3. Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of Cash
	June 30,	December 31,
	2015	2014
Credit requirement	$2,933,484	$6,113,160
Available credit	5,547,640	14,986,492
Cash in trading accounts	$8,481,124	$21,099,652

	December 31,	December 31,
	2014	2013
Credit requirement	$4,817,881	$2,185,175
Available credit	16,169,271	8,299,273
Cash in trading accounts	$20,987,152	$10,484,448